BUSINESS SEGMENTS (SCHEDULE OF SELECTED FINANCIAL INFORMATION, BY SEGMENT) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Present value of future profits	$ 489.4	$ 679.3	$ 626.0	$ 697.7
Deferred acquisition costs	770.6	968.1
Insurance liabilities	22,308.7	24,875.8
Bankers Life [Member]
Segment Reporting Information [Line Items]
Present value of future profits	128.4	263.2
Deferred acquisition costs	456.6	627.8
Insurance liabilities	15,308.9	14,575.0
Washington National [Member]
Segment Reporting Information [Line Items]
Present value of future profits	314.2	344.3
Deferred acquisition costs	240.2	232.2
Insurance liabilities	6,228.8	5,664.1
Colonial Penn [Member]
Segment Reporting Information [Line Items]
Present value of future profits	46.8	55.7
Deferred acquisition costs	73.8	67.4
Insurance liabilities	771.0	766.2
Other CNO Business [Member]
Segment Reporting Information [Line Items]
Present value of future profits		0
Deferred acquisition costs		0
Insurance liabilities		597.5
Business of CLIC being Sold [Member]
Segment Reporting Information [Line Items]
Present value of future profits		16.1
Deferred acquisition costs		40.7
Insurance liabilities		$ 3,273.0